Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss For The Year	$ (3,097)	$ (1,306)
Expected income tax (recovery)	(836)	(353)
Change in statutory, foreign tax,foreign exchangerates and other	(178)	102
Permanent Differences	146	(155)
Share issue cost	(3)	0
Adjustment to prior years provision versus statutory tax retums	476	864
Change in unrecognized deductible temporary differences	395	941
Total income tax expense(recovery)	0	1,399
Current income tax	0	0
Deferred tax expense	$ 0	$ 1,399